Unaudited Condensed Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 408,195	$ 655,371
Prepaid expenses	184,921	168,141
Total Current Assets	593,116	823,512
Investments held in Trust Account	58,651,494	58,650,048
Total Assets	59,244,610	59,473,560
Current liabilities:
Accounts payable	83,091	178,645
Accrued expenses	323,192	70,000
Due to related party	30,000
Accrued taxes	259,745	172,200
Total current liabilities	696,028	420,845
Deferred underwriting commissions	2,012,500	2,012,500
Derivative warrant liabilities	5,547,755	16,698,635
Total Liabilities	8,256,283	19,131,980
Commitments and Contingencies
Common stock, value	45,988,322	35,341,572
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		9,717,651
Retained earnings (accumulated deficit)	4,999,731	(4,718,021)
Total stockholders’ equity	5,000,005	5,000,008
Total Liabilities and Stockholders’ Equity	59,244,610	59,473,560
Class A Common Stock
Stockholders’ Equity:
Common stock, value	130	234
Total stockholders’ equity	130	234
Class B Common Stock
Stockholders’ Equity:
Common stock, value	144	144
Total stockholders’ equity	$ 144	$ 144